Consolidating Financial Statements (details) - Consolidating Balance Sheet (Unaudited) - USD ($) shares in Millions, $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Consolidating Balance Sheet
Fixed maturities, available for sale, at fair value	$ 61,268	$ 60,515
Equity securities, available for sale, at fair value	751	732
Real estate investments	926	928
Short-term securities	4,817	4,865
Other investments	3,495	3,448
Total investments	71,257	70,488
Cash	249	307	$ 361	$ 380
Investment income accrued	575	630
Premiums receivable	7,012	6,722
Reinsurance recoverables	8,199	8,287
Ceded unearned premiums	745	589
Deferred acquisition costs	1,987	1,923
Deferred taxes	261	465
Contractholder receivables	4,668	4,609
Goodwill	3,584	3,580
Other intangible assets	266	268
Other assets	2,443	2,377
Total assets	101,246	100,245
Claims and claim adjustment expense reserves	48,320	47,949
Unearned premium reserves	12,814	12,329
Contractholder payables	4,668	4,609
Payables for reinsurance premiums	429	273
Debt	6,438	6,437
Other liabilities	4,965	5,427
Total liabilities	77,634	77,024
Common stock	22,724	22,614
Retained earnings	32,623	32,196
Accumulated other comprehensive income (loss)	(615)	(755)
Treasury stock, at cost	(31,120)	(30,834)
Total shareholders' equity	23,612	23,221	24,166
Total liabilities and shareholders' equity	101,246	100,245
Fixed maturities, available for sale, amortized cost	60,269	59,650
Equity securities, available for sale, cost	$ 512	$ 504
Common stock, shares authorized	1,750.0	1,750.0
Common stock, shares issued	279.4	279.6
Common stock, shares outstanding	279.4	279.6
Treasury stock, at cost, shares	491.9	489.5
TPC [Member]
Consolidating Balance Sheet
Fixed maturities, available for sale, at fair value	$ 42,549	$ 42,014
Equity securities, available for sale, at fair value	173	169
Real estate investments	55	56
Short-term securities	2,202	2,447
Other investments	2,605	2,569
Total investments	47,584	47,255
Cash	91	141	211	225
Investment income accrued	402	441
Premiums receivable	4,730	4,545
Reinsurance recoverables	5,628	5,664
Ceded unearned premiums	668	536
Deferred acquisition costs	1,794	1,741
Deferred taxes	38	216
Contractholder receivables	3,715	3,656
Goodwill	2,582	2,578
Other intangible assets	202	202
Other assets	2,094	1,973
Total assets	69,528	68,948
Claims and claim adjustment expense reserves	32,421	32,168
Unearned premium reserves	8,918	8,575
Contractholder payables	3,715	3,656
Payables for reinsurance premiums	259	156
Debt	693	693
Other liabilities	3,870	4,106
Total liabilities	49,876	49,354
Additional paid-in capital	11,634	11,634
Retained earnings	7,908	7,933
Accumulated other comprehensive income (loss)	110	27
Total shareholders' equity	19,652	19,594
Total liabilities and shareholders' equity	69,528	68,948
Other Subsidiaries [Member]
Consolidating Balance Sheet
Fixed maturities, available for sale, at fair value	18,669	18,452
Equity securities, available for sale, at fair value	416	408
Real estate investments	871	872
Short-term securities	559	791
Other investments	889	878
Total investments	21,404	21,401
Cash	156	164	148	153
Investment income accrued	169	183
Premiums receivable	2,282	2,177
Reinsurance recoverables	2,571	2,623
Ceded unearned premiums	77	53
Deferred acquisition costs	193	182
Deferred taxes	201	224
Contractholder receivables	953	953
Goodwill	1,002	1,002
Other intangible assets	64	66
Other assets	311	370
Total assets	29,383	29,398
Claims and claim adjustment expense reserves	15,899	15,781
Unearned premium reserves	3,896	3,754
Contractholder payables	953	953
Payables for reinsurance premiums	170	117
Other liabilities	989	1,239
Total liabilities	21,907	21,844
Common stock	390	390
Additional paid-in capital	6,499	6,499
Retained earnings	678	797
Accumulated other comprehensive income (loss)	(91)	(132)
Total shareholders' equity	7,476	7,554
Total liabilities and shareholders' equity	29,383	29,398
TRV [Member]
Consolidating Balance Sheet
Fixed maturities, available for sale, at fair value	50	49
Equity securities, available for sale, at fair value	162	155
Short-term securities	2,056	1,627
Other investments	1	1
Total investments	2,269	1,832
Cash	2	2	$ 2	$ 2
Investment income accrued	4	6
Deferred taxes	22	25
Investment in subsidiaries	27,118	27,137
Other assets	38	34
Total assets	29,453	29,036
Debt	5,745	5,744
Other liabilities	106	82
Total liabilities	5,851	5,826
Common stock	22,724	22,614
Retained earnings	32,613	32,185
Accumulated other comprehensive income (loss)	(615)	(755)
Treasury stock, at cost	(31,120)	(30,834)
Total shareholders' equity	23,602	23,210
Total liabilities and shareholders' equity	29,453	29,036
Eliminations [Member]
Consolidating Balance Sheet
Investment in subsidiaries	(27,118)	(27,137)
Total assets	(27,118)	(27,137)
Common stock	(390)	(390)
Additional paid-in capital	(18,133)	(18,133)
Retained earnings	(8,576)	(8,719)
Accumulated other comprehensive income (loss)	(19)	105
Total shareholders' equity	(27,118)	(27,137)
Total liabilities and shareholders' equity	$ (27,118)	$ (27,137)